BASIS OF PRESENTATION - Assets and Liabilities Held for Distribution (Details) - Discontinued Operations, Held-for-sale $ in Millions	Dec. 31, 2021 USD ($)
ASSETS HELD FOR DISTRIBUTION
Cash and cash equivalents	$ 961
Restricted cash	55
Trade receivables, net	165
Financing receivables, net	3,284
Inventories, net	3,005
Property, plant and equipment, net	3,221
Investments in unconsolidated subsidiaries and affiliates	613
Equipment under operating leases	66
Goodwill, net	80
Other intangible assets, net	141
Deferred tax assets	1,059
Other assets	896
Total Assets Held for Distribution	13,546
LIABILITIES HELD FOR DISTRIBUTION
Debt	2,343
Trade payables	3,366
Deferred tax liabilities	14
Pension, postretirement and other postemployment benefits	560
Other liabilities	5,609
Total Liabilities Held for Distribution	$ 11,892